SHARE-BASED PAYMENTS - Narrative 3 (Details)						12 Months Ended
	Nov. 25, 2019 USD ($)	Aug. 13, 2019 USD ($)	May 20, 2019 USD ($)	Jan. 30, 2019 Options	May 21, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash expense of grant options and RSU						$ 1,021,000	$ 1,294,000	$ 1,776,000
Balance expenditure of remaining vesting period options and RSUs						$ 1,090,000
Weighted average share price upon exercise of options | $ / shares						$ 0.35	$ 0.35	$ 0.34
Weighted average remaining contractual life of outstanding share options						5 years 8 months 27 days	6 years 2 months 23 days	4 years 2 months 19 days
Number of instruments granted in share-based payment arrangement	825,000	4,884,966	4,712,779	1,968,954	18,890,695
Weighted average fair value at measurement date, share options granted						$ 475,000
Service options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement					3,699,208
Service and market conditions to officers and key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement					15,191,487